Disclosure of financial assets (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 1	$ 0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 2	38,277
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 3	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 4	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 5	38,277
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 6	38,277
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 7	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 8	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 9	168
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 10	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 11	168
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 12	168
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 13	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 14	34,012
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 15	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 16	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 17	34,012
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 18	34,012
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 19	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 20	72,289
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 21	168
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 22	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 23	72,457
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 24	72,457
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 25	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 26	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 27	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 28	19,068
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 29	19,068
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 30	19,068
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 31	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 32	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 33	0
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 34	19,068
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 35	19,068
Financial Instruments And Fair Value Measurements Disclosure Of Financial Assets 36	$ 19,068